Segmented information (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales Revenue:	$ 3,500,000	$ 1,514,639	$ 1,291,714	$ 4,931,834
United States [Member]
Sales Revenue:		683,316	685,351	4,826,334
Canada [Member]
Sales Revenue:		732,125	504,831	1,000
Asia [Member]
Sales Revenue:		99,198	101,532	104,000
Others [Member]
Sales Revenue:		$ 0	$ 0	$ 500